Note 22 - Discontinued Operation - Assets and Liabilities Reclassified as Held for Sale for the Discontinued Operation (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Property, plant and equipment	$ 3,742	$ 3,743	$ 2,575
Goodwill	17,697	18,269	25,794	$ 21,919
Intangible assets	24,478	21,308	21,151
Provisions - current	1,778	1,104	2,802
Provisions - non-current	76	57	165
Total liabilities of disposal group classified as held for sale	0	1,497	$ 0
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Trade and other receivables	0	239
Property, plant and equipment	0	629
Goodwill	0	5,289
Intangible assets	0	2,056
Total assets of disposal group classified as held for sale	0	8,214
Trade and other payables	0	91
Provisions - current	0	1,126
Lease liabilities - current	0	157
Provisions - non-current	0	74
Lease liabilities - non-current	0	49
Total liabilities of disposal group classified as held for sale	$ 0	$ 1,497